Memorandum accounts	12 Months Ended
Dec. 31, 2022
Memorandum accounts
Memorandum accounts

31. Memorandum accounts

Memorandum items relate to balances representing rights, obligations and other legal matters that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the Bank, although they may not impact on their net assets, including contingent commitments and financial instruments received as collateral in OTC financial derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

a)   Contingent commitments

Contingent commitments include those irrevocable commitments that could give rise to the recognition of financial assets.

The breakdown is as follows:

Contingent commitments	12/31/2021	12/31/2022

Available lines of credit cards and non-revolving consumer loans	171,094	205,793
Guarantees, documentary credits and loan commitments of commercial and public sector loans	91,516	114,418
Guarantees, documentary credits and loan commitments of commercial loans (SME)	315	107
	262,925	320,318

As of December 31, 2021 and 2022, the Bank had recognized provisions for off-balance sheet risk of 1,108 million pesos and 1,539 million pesos, respectively, to cover contingent liabilities arising from available lines of credit cards and non-revolving consumer loans (see Note 24).

A significant portion of the guarantees and loan commitments will expire without any payment obligation materializing for the Bank and, therefore, the aggregate balance of these commitments cannot be considered an actual future need for financing or liquidity to be provided by the Bank to third parties.

Income from guarantee instruments is recognized under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

As of December 31, 2022, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	204,260	1,338	195	205,793
Guarantees, documentary credits and loan commitments of commercial and public sector loans	109,161	4,822	435	114,418
Guarantees, documentary credits and loan commitments of commercial loans (SME)	107	—	—	107
	313,528	6,160	630	320,318

b)   Financial instruments received as collateral

Financial instruments include those securities received by the Bank in which there is not transfer of the contractual rights or risk and rewards of the financial instruments that could give rise to the recognition of financial assets since the Bank received them to engage in OTC financial derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

The breakdown is as follows:

Financial instruments received as collateral	12/31/2021	12/31/2022

Debt instruments received in OTC financial derivatives transactions	4,491	4,541
Debt instruments received in reverse repurchase agreement transactions	63,687	119,398
Equity instruments received in securities loan transactions	74	1
	68,252	123,940